Taxation	6 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Taxation	Taxation
For the six months ended 31 December 2022, the tax charge of £650 million (2021 – £634 million) comprises a UK tax charge of £122 million (2021 – £116 million) and a foreign tax charge of £528 million (2021 – £518 million).

For the six months ended 31 December 2022, income tax expense was recognised based on management’s best estimate of the weighted average annual income tax rate expected for the full financial year applied to the pre-tax income of the interim period in line with the relevant accounting standard.
Included in the tax charge of £650 million in the six months ended 31 December 2022 is an exceptional tax credit of £70 million, which includes a tax credit of £57 million in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of US group entities. Following engagement with the tax authorities, guarantee fees for the periods ended 30 June 2012 to 30 June 2022 will be fully deductible.

The group has a number of ongoing tax audits worldwide for which provisions are recognised in line with the relevant accounting standard taking into account best estimates and management’s judgements concerning the ultimate outcome of the tax audit. For the six months ended 31 December 2022, ongoing audits that are provided for individually are not expected to result in a material tax liability. The current tax asset of £166 million (30 June 2022 – £149 million) and tax liability of £266 million (30 June 2022 – £252 million) include £169 million (30 June 2022 – £156 million) of provisions for tax uncertainties.
On 20 July 2022, HM Treasury released draft legislation to introduce the OECD's Pillar Two Model Rules into UK law that would commence for accounting periods starting on or after 31 December 2023 (i.e. year ending 30 June 2025 for Diageo). Diageo is reviewing available legislation and monitoring the status of implementation outside the UK to understand the potential impact on the group.

The tax rate before exceptional items for the six months ended 31 December 2022 was 23.4% compared with 23.0% for the six months ended 31 December 2021.